Subsequent events - Acquisition of Maverix Metals Inc. (Details) - Maverix Shareholders $ / shares in Units, $ in Thousands	Jan. 19, 2023 USD ($) $ / shares shares
Maximum
Subsequent events
Percentage of cash consideration on total consideration	15.00%
Major purchases of assets | Maverix Metals Inc [Member]
Subsequent events
Option to receive shares of acquirer per share | shares	0.36
Option to receive cash per share | $ / shares	$ 3.92
Cash paid	$ 86,666
Number of shares issued	45,097,390
Transaction costs	$ 5,665
Major purchases of assets | Maverix Metals Inc [Member] | Maximum
Subsequent events
Percentage of share consideration on total consideration	85.00%